Document and Entity Information	12 Months Ended
Apr. 30, 2012
Document And Entity Information
Entity Registrant Name	Coastal Pacific Mining Corp
Entity Central Index Key	0001410181
Document Type	20-F
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	226,976,985
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012